DEFERRED INCOME TAX (Changes in deferred tax assets and liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	$ (474,431)
Deferred tax assets, beginning balance	134,224
Translation differences	25,166	$ (7,201)
Credits (Charges) directly to other comprehensive income	19,537	9,547
Effect of initial inflation adjustment	0	(182,773)
Effect of changes in tax law	16,979	0	$ 7,455
Deferred tax (charge) credit	38,785	232,485
Deferred tax liability, ending balance	(403,278)	(474,431)
Deferred tax assets, ending balance	163,538	134,224
Deferred tax assets recognized on unused tax losses	42,766	33,383
Unused tax credits for which no deferred tax asset recognised	400,000	400,000
Unused tax losses for which no deferred tax asset recognised	1,400,000	1,300,000
PP&E
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(522,455)	(539,839)
Translation differences	27,077	9,726
Effect of initial inflation adjustment		(161,044)
Deferred tax (charge) credit	58,002	168,702
Deferred tax liability, ending balance	(437,376)	(522,455)	(539,839)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(41,316)	(57,006)
Translation differences	2,604	527
Effect of initial inflation adjustment		(20,967)
Deferred tax (charge) credit	(24,748)	36,130
Deferred tax liability, ending balance	(63,460)	(41,316)	(57,006)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(15,926)	(18,692)
Translation differences	316	497
Effect of initial inflation adjustment		(762)
Deferred tax (charge) credit	(1,499)	3,031
Deferred tax liability, ending balance	(17,109)	(15,926)	(18,692)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(1,088)	(2,056)
Translation differences	0	(688)
Effect of initial inflation adjustment		0
Deferred tax (charge) credit	(101)	1,656
Deferred tax liability, ending balance	(1,189)	(1,088)	(2,056)
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(580,785)	(617,593)
Translation differences	29,997	10,062
Effect of initial inflation adjustment		(182,773)
Deferred tax (charge) credit	31,654	209,519
Deferred tax liability, ending balance	(519,134)	(580,785)	(617,593)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	72,947	61,101
Translation differences	(572)	(6,036)
Credits (Charges) directly to other comprehensive income	0	0
Effect of changes in tax law	0
Deferred tax (charge) credit	(26,721)	17,882
Deferred tax assets, ending balance	45,654	72,947	61,101
Trade receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	11,265	8,200
Translation differences	(539)	(1,089)
Credits (Charges) directly to other comprehensive income	0	0
Effect of changes in tax law	0
Deferred tax (charge) credit	(526)	4,154
Deferred tax assets, ending balance	10,200	11,265	8,200
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	33,382	43,355
Translation differences	0	0
Credits (Charges) directly to other comprehensive income	0	0
Effect of changes in tax law	0
Deferred tax (charge) credit	9,384	(9,973)
Deferred tax assets, ending balance	42,766	33,382	43,355
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	122,984	112,672
Translation differences	(3,720)	(10,137)
Credits (Charges) directly to other comprehensive income	19,537	9,547
Effect of changes in tax law	16,979
Deferred tax (charge) credit	24,994	10,903
Deferred tax assets, ending balance	180,774	122,984	112,672
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	240,578	225,328
Translation differences	(4,831)	(17,263)
Credits (Charges) directly to other comprehensive income	19,537	9,547
Effect of changes in tax law	16,979
Deferred tax (charge) credit	7,131	22,966
Deferred tax assets, ending balance	$ 279,394	$ 240,578	$ 225,328